Transactions with related parties (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Transactions with related parties (Textual)
Current assets		R$ 440,827	R$ 372,279
Current liabilities - trade accounts payable
Trade accounts payable		119,203	106,445
Hemir [Member]
Transactions with related parties (Textual)
Current assets	[1]	301	303
Cresud [Member]
Transactions with related parties (Textual)
Current assets	[1]	116
Current liabilities - trade accounts payable
Trade accounts payable	[1]	556	36
Other [Member]
Transactions with related parties (Textual)
Current assets	[2]	1,570	1,357
Current liabilities - trade accounts payable
Trade accounts payable		167	13
Related parties [member]
Transactions with related parties (Textual)
Current assets		1,987	1,660
Current liabilities - trade accounts payable
Trade accounts payable		2,405	1,831
Trade accounts payable [Member]
Current liabilities - trade accounts payable
Trade accounts payable	[3]	1,358	1,450
Ombu [Member]
Current liabilities - trade accounts payable
Trade accounts payable		273	332
Irsa [Member]
Current liabilities - trade accounts payable
Trade accounts payable	[1]	R$ 51

[1]	Expenses and revenue related to Due Diligence of new acquisitions and implementation of the budget and controls system and reimbursement of general expenses;
[2]	The amounts substantially refer to the total shares exercised under the Second and Third Programs, as detailed in Note 21.
[3]	Acquisition of biological assets and other items related to the Palmeiras operation;